Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 83,952	$ 216,294
Accounts receivable (net of allowance for doubtful accounts of $8,033 and $9,732, respectively)	284,130	278,217
Receivables from related parties	5,900	14,197
Inventories	163,101	154,549
Prepaid expenses	6,236	21,122
Other current assets	42,625	52,863
Income tax refunds	8,121	14,501
Deferred tax assets	19,192	16,022
Total current assets	613,257	767,765
Noncurrent assets
Property, plant and equipment, net	196,577	202,899
Other intangible assets, net	175,442	216,406
Goodwill	919,060	936,950
Other assets	52,953	31,496
Deferred tax assets	14,060	8,741
Total noncurrent assets	1,358,092	1,396,492
Total assets	1,971,349	2,164,257
Current liabilities
Pension and other long-term employee benefits, current portion	13,524	13,486
Payroll, bonuses and related accruals	55,087	57,808
Short-term debt and current portion of long-term debt	6,093	18,010
Accounts payable	203,115	204,343
Warranties, current portion	24,645	23,403
Other current liabilities	110,763	74,514
Deferred revenue	8,099	4,039
Income tax payable	25,177	17,863
Deferred tax liabilities	7,026	6,694
Total current liabilities	453,529	420,160
Noncurrent liabilities
Pension and other long-term employee benefits, less current portion	149,630	137,490
Payroll, bonuses and related accruals	1,390	1,326
Long-term debt, less current portion	573,633	822,447
Warranties, less current portion	5,097	8,161
Other non-current liabilities	1,911	40,505
Income taxes payable	16,870	17,271
Deferred tax liabilities	51,040	60,668
Total noncurrent liabilities	799,571	1,087,868
Total liabilities	1,253,100	1,508,028
Equity
Ordinary shares, €1 nominal value (47,220,041 shares authorized and 28,220,041 shares issued and outstanding as of December 31, 2011 and 2010)	36,528	36,528
Additional paid-in capital	651,453	651,038
Retained earnings (accumulated deficit)	32,021	(68,858)
Accumulated other comprehensive income (loss)	(13,966)	22,006
Total equity attributable to Elster Group SE	706,036	640,714
Noncontrolling interests	12,213	15,515
Total equity	718,249	656,229
Total liabilities and equity	$ 1,971,349	$ 2,164,257